Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Loss Before Income Tax Expense

Loss before income tax expense is attributable to the following geographic locations:

	For the year ended December 31,
	2023	2024	2025
Indonesia	$(3,347,542)	$(6,049,691)	$(3,555,920)
Japan	(1,382,178)	(994,972)	(3,178,754)
Hong Kong	—	—	59,692
Cayman Islands	—	(1,159,141)	1,785,424
Others	(1,994,138)	(2,774,987)	(1,071,483)
Total loss before income tax expense	$(6,723,858)	$(10,978,791)	$(5,961,041)

Schedule of Income Tax Expense

For the years ended December 31, 2023, 2024 and 2025, the details of income tax expense are set forth below:

	For the years ended December 31,
	2023	2024	2025
Current income tax	$2,831	$—	$9,064
Deferred income tax	—	—	—
Total income tax expense	$2,831	$—	$9,064

Schedule of Reconciliation Between the Income Tax Expense

Since the Japanese subsidiaries of the Group incurred the majority of revenue and accumulated operating loss carried forward historically, a reconciliation between the income tax expense determined at the Japanese statutory tax rate and the actual income tax expense of the Group is as follows:

	For the years ended December 31,
	2023	2024	2025
Loss before income tax expense	$(6,723,858)	$(10,978,791)	$(5,961,041)
Computed income tax benefit with statutory tax rate*	(2,058,845)	(3,361,706)	(1,825,271)
Impact of different tax rates in other jurisdictions	509,425	1,167,944	(109,809)
Tax effect of non-deductible items	85,351	1,562	17,425
Effect of changes in tax rates	—	—	11,696
Changes in valuation allowance on deferred tax assets	1,466,900	2,192,200	1,915,023
Income tax expense	$2,831	$—	$9,064
Effective income tax rate	(0.04)%	—	(0.15)%

*        The statutory rate of the largest subsidiary in Japan, which stands at 30.62%, is applied.

Schedule of Deferred Tax Assets

As of December 31, 2024 and 2025, the significant components of the deferred tax assets are summarized below:

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss carried forward	$5,032,067	$6,174,854
Accrued expenses	332,869	108,724
Allowance for doubtful accounts	187,874	613,303
Lease liabilities	129,200	746,490
Impairment of inventory	63,517	42,528
Others	423	431
Total deferred tax assets	5,745,950	7,686,330
Less: valuation allowance	(5,626,785)	(7,570,490)
Total deferred tax assets, net of valuation allowance	119,165	115,840

Deferred tax liabilities:
Right-of-use assets	(119,165)	(115,840)
Total deferred tax liabilities	(119,165)	(115,840)
Deferred tax assets, net	$—	$—

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2023	2024	2025
Balance at the beginning of the year	$2,298,025	$3,764,925	$5,626,785
Additions	1,466,900	2,192,200	1,939,960
Release	—	—	(24,937)
Exchange difference	—	(330,340)	28,682
Balance at the end of the year	$3,764,925	$5,626,785	$7,570,490

Schedule of Net Operating Loss Carryforwards

As of December 31, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

Amount
2026	$10,218
2027	745,529
2028	3,178,638
2029	5,578,730
2030	3,723,222
2031	1,821,465
2032	1,290,856
2033	798,002
2034	1,060,265
2037	285,859
2038	210,385
2039	284,037
2040	61,720
Indefinitely	8,331,711
Total	$27,380,637